Business combination (Details Narrative) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	May 31, 2025
Business Combination [Line Items]
Revenue	¥ 51,692,524
Revenue	¥ 234,739
Shanghai Kuosou [Member]
Business Combination [Line Items]
Total consideration		¥ 794,125